Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Commitments

		UNITED STATES DOLLAR
		2019	2018
34.	COMMITMENTS
	Capital expenditure
	Contracted for	4 7.9	50.0

	Operating leases 1
	- within one year	—	76.7
	- later than one and not later than five years	—	256.5
	- later than five years	—	324.2

Schedule of Lease Contracts

	31 December 2019
	Undiscounted lease liabilities 2	Non-lease elements 3	Fully variable lease payments 4	Total
Lease contracts
- within one year	63.9	98.7	502.3	664.9
- later than one and not later than five years	178.2	290.1	1,410.3	1,878.6
- later than five years	205.3	83.3	21.7	310.3

	447.4	472.1	1,943.3	2,853.8